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                             WEITZ SERIES FUND, INC.
                          ONE PACIFIC PLACE, SUITE 600
                             1125 SOUTH 103RD STREET
                              OMAHA, NEBRASKA 68124


                                  July 30, 2002

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, NW
Washington DC 20549

      RE:       WEITZ SERIES FUND, INC.
                33 ACT REG NO. 33-24263
                40 ACT REG NO. 811-5661

Ladies and Gentlemen:

          On behalf of Weitz Series Fund, Inc. and in conjunction with the filing requirements of Rule 497(j), I hereby certify that there have been no material changes in the Prospectus and Statement of Additional Information used after July 30, 2002, the effective date of the filing of Form N-1A of Weitz Series Fund, Inc. from the Prospectus and Statement of Additional Information included in such filing.

                                                  Very truly yours,

                                                  /s/ Mary K. Beerling

                                                  Mary K. Beerling
                                                  Vice President/General Counsel